Label	Element	Value
UBS Select Prime Investor Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	UBS Select Prime Investor Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximum current income consistent with liquidity and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 31, 2017
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fund invests in securities through an underlying master fund, Prime Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Prime Master Fund, including management fees allocated from Prime Master Fund. Management fees are comprised of investment advisory and administration fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.*

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock
*	Except that the expenses reflect the effects of the fund’s fee waiver/expense reimbursement agreement, including any recoupments, for the first year only.

Strategy [Heading]	rr_StrategyHeading	Principal strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal investments

The fund is a money market fund and, until October 11, 2016, seeks to maintain a stable price of $1.00 per share. Effective October 11, 2016, consistent with new government regulations, the fund will calculate its net asset value to four decimals (e.g., $1.0000) using market-based pricing and expects that its share price will fluctuate. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality money market instruments of governmental and private issuers. These may include:

•	short-term obligations of the US government and its agencies and instrumentalities;

•	repurchase agreements;

•	obligations of issuers in the financial services group of industries; and

•	commercial paper, other corporate obligations and asset-backed securities.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars. The fund will, under normal circumstances, invest more than 25% of its total assets in the financial services group of industries.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Effective October 14, 2016, consistent with new government regulations, the fund may be subject to the possible imposition of a liquidity fee and/or temporary redemption gate should certain triggering events occur.

Management process

UBS Asset Management (Americas) Inc. (“UBS AM”) acts as the investment advisor. As investment advisor, UBS AM makes the fund’s investment decisions. UBS AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

UBS AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share until October 11, 2016, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Effective October 11, 2016, consistent with new government regulations, the paragraph above is replaced by the paragraph immediately below:

You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. Also, effective October 14, 2016, the fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Concentration risk: The fund will invest a significant portion of its assets in securities issued by companies in the financial services group of industries, including US banking, non-US banking, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities. Accordingly, the fund will be more susceptible to developments that affect those industries than other funds that do not concentrate their investments.

Financial services sector risk: Investments of the fund in the financial services sector may be particularly affected by economic cycles, business developments, interest rate changes and regulatory changes.

Foreign investing risk: The value of the fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund’s foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, such as Federal National Mortgage Association (“Fannie Mae”) or Federal Home Loan Mortgage Corporation (“Freddie Mac”), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Market risk: The risk that the market value of the fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the fund’s share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions.

Interest rate risk: The value of the fund’s investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates. The risks associated with rising interest rates may be more pronounced going forward due to the anticipated end of an extended period of historically low rates.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share until October 11, 2016, it cannot guarantee it will do so.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Risk/return bar chart and table

The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund’s performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over the various time periods for the fund’s shares.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance does not necessarily indicate how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total return (2009 was the fund’s first full calendar year of operations)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Total return January 1 to June 30, 2016: 0.04%

Best quarter during years shown—1Q 2009: 0.19%

Worst quarters during years shown—1Q, 2Q & 3Q 2010; 1Q 2011: 0.00% (Actual total returns were 0.0024%)

Updated performance information is available by contacting your Financial Advisor or by calling 1-888-793 8637 (Option #1).

Year to Date Return, Label	rr_YearToDateReturnLabel	Total return January 1 to June 30, 2016
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.0024%
Caption	rr_AverageAnnualReturnCaption	Average annual total returns (for the periods ended December 31, 2015)
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-793 8637 (Option #1)
UBS Select Prime Investor Fund | UBS Select Prime Investor Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Shareholder servicing fee	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Miscellaneous expenses	rr_Component2OtherExpensesOverAssets	0.06%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.61%	[1]
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.11%	[1],[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.50%	[1],[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	184
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	329
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 752
Annual Return 2009	rr_AnnualReturn2009	0.26%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.01%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.16%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2008

[1]	The fund invests in securities through an underlying master fund, Prime Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Prime Master Fund, including management fees allocated from Prime Master Fund. Management fees are comprised of investment advisory and administration fees.
[2]	The fund and UBS Asset Management (Americas) Inc. ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse the fund so that the fund's operating expenses through August 31, 2017 (excluding interest expense, if any, and extraordinary items) would not exceed 0.50%. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing the fund's expenses in any of those three years to exceed the expense cap. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.